Share and Other Capital	12 Months Ended
Dec. 31, 2019
Share And Other Capital
Share and Other Capital

19 Share and other capital

The Company has an unlimited number of authorized common shares (being voting and participating shares) with no par value, as well as an unlimited number of preferred, first and second ranking shares, issuable in series, with rights and privileges specific to each class, with no par value.

On September 20, 2019, the Company entered into a securities purchase agreement with U.S. institutional investors to purchase $4,988 (before total transaction costs of $795) of its common shares in a registered direct offering and warrants with a cashless exercise feature (see note 17) to purchase common shares in a concurrent private placement (together, the “Offering”). The combined purchase price for one common share and one warrant was $1.50. Under the terms of the securities purchase agreement, the Company sold 3,325,000 common shares. The gross proceeds of $4,988 was allocated as $3,457 to warrants based on the ascribed fair value (note 17) and the remaining gross proceeds of $1,531 were allocated to share capital. The transaction costs of $795 were allocated between share capital and warrants based on their relative fair values. The fair value of the share capital was recorded within equity net of the allocated transaction costs. The transaction costs of $550 allocated to the warrant liability were recorded as expense in the statement of comprehensive (loss) income.

In April 2019, there were 87,850 stock options, 23,000 deferred share units and 87,700 warrants exercised for gross proceeds of $314 with 191,650 common shares issued. In September 2019, 53,000 deferred share units were exercised with 37,100 common shares being issued.

Common shares issued in connection with “At-the-Market” (“ATM”) drawdowns

March 2017 ATM Program

On March 28, 2017, the Company commenced a new ATM offering pursuant to its existing ATM Sales Agreement, dated April 1, 2016, under which the Company was able, at its discretion, from time to time, to sell up to a maximum of 3 million common shares through ATM issuances on the NASDAQ, up to an aggregate amount of $9.0 million (the “March 2017 ATM Program”). The common shares were to be sold at market prices prevailing at the time of the sale of the common shares and, as a result, sale prices varied.

Between March 28, 2017 and April 18, 2017, the Company issued a total of 597,994 common shares under the March 2017 ATM Program at an average issuance price of $2.97 per share for aggregate gross proceeds of $1,780,000 less cash transaction costs of $55 and previously deferred financing costs of $65.

April 2017 ATM Program

On April 27, 2017, the Company entered into a New ATM Sales Agreement and filed with the SEC a prospectus supplement (the “April 2017 ATM Prospectus Supplement” or “April 2017 ATM Program”) related to sales and distributions of up to a maximum of 2.24 million common shares through ATM issuances on the NASDAQ, up to an aggregate amount of $6.9 million under the New ATM Sales Agreement. The common shares will be sold at market prices prevailing at the time of the sale of the common shares and, as a result, prices may vary. The New ATM Sales Agreement and the April 2017 ATM Program superseded and replaced the March 2017 ATM Program, which itself superseded and replaced the April 2016 ATM Program. The April 2017 ATM Prospectus Supplement supplements the base prospectus included in the Company’s Shelf Registration Statement on Form F-3, as amended (the “2017 Shelf Registration Statement”), which was declared effective by the SEC on April 27, 2017. The 2017 Shelf Registration Statement allowed the Company to offer up to $50 million of common shares and is effective for a three-year period.

Between May 30, 2017 and December 31, 2017, the Company issued a total of 1,805,758 common shares under the April 2017 ATM Program at an average issuance price of $2.08 per share for aggregate gross proceeds of $3,761,000 less cash transaction costs of $115 and previously deferred financing costs of $285. Because of these issuances, the exercise price of the Series A warrants issued in March 2015 was adjusted to $1.07 pursuant to the anti-dilution provisions contained in such warrants.

Shareholder rights plan

Effective May 8, 2019, the shareholders re-approved the Company’s shareholder rights plan (the “Rights Plan”) that provides the board of directors and the Company’s shareholders with additional time to assess any unsolicited take-over bid for the Company and, where appropriate, to pursue other alternatives for maximizing shareholder value. Under the Rights Plan, one right has been issued for each currently issued common share, and one right will be issued with each additional common share that may be issued from time to time.

Other capital

The Company accounts for costs associated with share-based compensation from security grants under its long-term incentive plan and stock option plans as other capital in its consolidated statements of changes in shareholders’ (deficiency) equity and as general and administrative expenses in its consolidated statements of comprehensive (loss) income.

Long-term incentive plan

At the 2018 annual and special meeting of shareholders, the Company’s shareholders approved the adoption of the 2018 long-term incentive plan (the “LTIP”), which allows the Board of Directors to issue up to 11.4% of the total issued and outstanding common shares at any given time to eligible individuals at an exercise price to be determined by the Board of Directors at the time of the grant, subject to a ceiling, as stock options, stock appreciation rights, stock awards, stock units, performance shares, performance units, and other stock-based awards. This LTIP replaces the stock option plan (the “Stock Option Plan”) for its directors, senior executives, employees and other collaborators who provide services to the Company. The Company’s Board of Directors amended the Stock Option Plan on March 20, 2014 and the Company’s Shareholders approved, ratified and confirmed the Stock Option Plan on May 10, 2016. Options granted under the Stock Option Plan prior to the 2014 amendment expire after a maximum period of 10 years following the date of grant. Options granted after the 2014 amendment expire after a maximum period of seven years following the date of grant.

During 2019 and 2018, the Company granted Deferred Share Units (“DSU”) and stock options under the LTIP, and stock options under the Stock Option Plan in 2017, as follows:

	Years ended December 31,
	2019		2018		2017
US dollar-denominated grants	Number	Weighted average exercise price (US$)	Number	Weighted average exercise price (US$)	Number	Weighted average exercise price (US$)
Balance – Beginning of the year	888,816	3.66	712,415	4.66	966,539	7.23
Granted	335,000	2.00	426,000	1.74	390,000	2.05
Exercised	(163,850)	2.42	—	—	—	—
Canceled/Forfeited	(6,000)	13.39	(249,599)	3.23	(643,271)	6.02
Expired	(100,850)	2.24	—	—	(853)	704.88
Balance – End of period	953,116	3.38	888,816	3.66	712,415	4.66

	Years ended December 31,
	2019		2018		2017
Canadian dollar-denominated stock options	Number	Weighted average exercise price (CAN$)	Number	Weighted average exercise price (CAN$)	Number	Weighted average exercise price (CAN$)
Balance – Beginning of the year	869	743.56	1,503	605.84	1,858	820.27
Forfeited	—	—	(104)	668.65	—	—
Expired	(428)	570.00	(530)	367.70	(355)	1,728.15
Balance – End of the year	441	912.00	869	743.56	1,503	605.84

	Options outstanding			Options exercisable
Range of US dollar-denominated options exercise price	Number (#)	Weighted average remaining contractual life (years)	Weighted average exercise price ($)	Number (#)	Weighted average remaining contractual life (years)	Weighted average exercise price ($)
0.87 to 1.45	160,000	7.57	0.91	—	—	—
1.46 to 1.79	142,000	7.26	1.67	108,667	7.88	1.74
1.80 to 2.11	370,000	5.67	2.07	213,334	5.23	2.06
2.12 to 3.50	253,948	7.03	3.18	228,948	6.74	3.30
3.51 to 1,044.00	27,168	2.79	46.56	27,168	2.79	46.56
	953,116	6.50	3.38	578,117	6.21	4.58

	Canadian dollar options outstanding and exercisable as at December 31, 2019
Exercise price (CAN$)	Number	Weighted average remaining contractual life (years)	Weighted average exercise price (CAN$)
0 to 912.00	441	0.87	912.00
	441	0.87	912.00

As at December 31, 2019, the total compensation cost related to unvested US dollar stock options not yet recognized amounted to $101 (2018 - $198). This amount is expected to be recognized over a weighted average period of 1.21 years (2018 - 1.15 years).

The Company settles stock options exercised through the issuance of new common shares as opposed to purchasing common shares on the market to settle stock option exercises.

Fair value input assumptions for US dollar-denominated grants

The table below shows the assumptions, or weighted average parameters, applied to the Black-Scholes option pricing model in order to determine share-based compensation costs over the life of the awards.

		Years ended December 31,
		2019	2018
Expected dividend yield	(a)	0.00%	0.00%
Expected volatility	(b)	110.02%	129.23%
Risk-free annual interest rate	(c)	1.86%	2.51%
Expected life (years)	(d)	5.94	3.6
Weighted average share price		$2.00	$1.74
Weighted average exercise price		$2.00	$1.74
Weighted average grant date fair value		$1.73	$1.39

(a) The Company has not paid dividends and it does not intend to pay dividends in the foreseeable future.

(b) Based on the historical volatility of the Company’s stock price over the most recent period consistent with the expected life of the stock options, as well as on future expectations.

(c) Based on United States Treasury Government Bond interest rates with a term that is consistent with the expected life of the stock options.

(d) Based upon historical data related to the exercise of stock options, on post-vesting employment terminations and on future expectations related to exercise behavior.